INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	R$ 10,788,054	R$ 7,657,050	R$ 7,657,050
Cost	12,322,397	12,051,227	8,707,918
Accumulated amortization	(1,785,916)	(1,153,843)	(941,538)
Adjustment for accumulated recoverable value		(109,330)	(109,330)
Effect of foreign exchange differences	(12,038)	(52,216)
Acquisitions	12,005	78,238
Transfer between groups - fixed assets and investment property	31,283	101,449
Amortization (note 26)	(247,854)	(154,883)
Consolidation of acquired companies		3,158,416
Write-offs (note 27)	(35,245)
Others	276
Intangible assets, endning balance	10,536,481	10,788,054	7,657,050
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	4,131,483	3,729,236	3,729,236
Cost	4,675,302	4,371,890	3,969,643
Accumulated amortization	(549,047)	(131,077)	(131,077)
Adjustment for accumulated recoverable value		(109,330)	(109,330)
Transfer between groups - fixed assets and investment property	(5,228)
Consolidation of acquired companies		402,247
Intangible assets, endning balance	4,126,255	4,131,483	3,729,236
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	152,484	207,912	207,912
Cost	718,929	753,307	816,206
Accumulated amortization	(633,653)	(600,823)	(608,294)
Effect of foreign exchange differences	(4,999)	(26,059)
Acquisitions	349
Amortization (note 26)	(62,558)	(63,351)
Consolidation of acquired companies		33,982
Intangible assets, endning balance	85,276	152,484	207,912
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	87,846	66,440	66,440
Cost	276,617	296,456	221,712
Accumulated amortization	(258,909)	(208,610)	(155,272)
Effect of foreign exchange differences	2,182	(544)
Acquisitions	1,956	830
Transfer between groups - fixed assets and investment property	16,179	30,456
Amortization (note 26)	(55,486)	(15,344)
Consolidation of acquired companies		6,008
Write-offs (note 27)	(35,245)
Others	276
Intangible assets, endning balance	17,708	87,846	66,440
Trademarks And Patents [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	225,187	213,609	213,609
Cost	217,560	226,581	213,609
Accumulated amortization	(3,563)	(1,394)
Effect of foreign exchange differences	(9,104)	(25,399)
Transfer between groups - fixed assets and investment property	83
Amortization (note 26)	(2,169)	(1,393)
Consolidation of acquired companies		38,370
Intangible assets, endning balance	213,997	225,187	213,609
Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	6,188,654	3,437,883	3,437,883
Cost	6,431,706	6,400,593	3,484,778
Accumulated amortization	(340,744)	(211,939)	(46,895)
Acquisitions	9,700	76,764
Transfer between groups - fixed assets and investment property	20,249	70,993
Amortization (note 26)	(127,641)	(74,795)
Consolidation of acquired companies		2,677,809
Intangible assets, endning balance	6,090,962	6,188,654	3,437,883
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,400	1,970	1,970
Cost	2,283	2,400	1,970
Effect of foreign exchange differences	(117)	(214)
Acquisitions		644
Intangible assets, endning balance	R$ 2,283	R$ 2,400	R$ 1,970